Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

June 30, 2023

Investments in Portfolio Funds*	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Event Driven(a)
Hein Park Offshore Investors Ltd	1/1/2022	$4,250,000	$ 3,281,694	3.03%	Quarterly
Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	4,000,000	4,605,977	4.25	Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	7,180,612	9,723,734	8.97	Annually

Total Event Driven		15,430,612	17,611,405	16.25

Global Asset Allocation(b)
Rokos Global Macro Fund Limited	11/1/2015	7,312,448	9,921,858	9.16	Monthly

Total Global Asset Allocation		7,312,448	9,921,858	9.16

Long-Short(c)
12 West Capital Fund Ltd	3/1/2022	3,600,000	2,820,091	2.60	Annually
Eversept Global Healthcare Offshore Fund, Ltd.	12/1/2020	4,150,000	4,312,781	3.98	Quarterly
Glenernie Long/Short Fund Ltd	1/1/2022	4,500,000	3,218,502	2.97	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	5,638,842	6,239,245	5.76	Quarterly
Oxbow Fund (Offshore) Limited	9/1/2015	4,550,753	5,370,408	4.96	Quarterly
Pleiad Asia Offshore Feeder Fund	12/1/2014	4,095,314	3,716,312	3.43	Quarterly
Soroban Decarbonization Beneficiaries Cayman Fund Ltd.	4/1/2022	4,200,000	3,787,458	3.49	******
Whale Rock Flagship Fund Ltd.	7/1/2014	2,688,672	2,570,555	2.37	Quarterly

Total Long-Short		33,423,581	32,035,352	29.56

Relative Value(d)
Boundary Creek Fund Offshore Ltd	7/1/2021	3,500,000	3,334,334	3.08	Quarterly
Dark Forest Global Equity Offshore Fund Ltd	4/1/2021	6,750,000	7,249,768	6.69	Quarterly
Iguazu Investors (Cayman), SPC	7/1/2014	1,278,071	2,273,686	2.10	Quarterly
Steelhead Pathfinder Fund Ltd.	1/1/2020	3,757,699	4,384,717	4.04	Monthly
Triton Fund, Ltd.***	7/1/2014	69,559	29,863	0.03	NA*****

Total Relative Value		15,355,329	17,272,368	15.94

Multi-Discipline(e)
140 Summer Partners Offshore Ltd.	2/1/2022	5,250,000	5,363,752	4.95	Quarterly
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	190,500	281,453	0.26	Annually
Castle Hook Offshore Fund Ltd.	1/1/2017	3,376,043	4,530,906	4.18	Quarterly
Crake Global Feeder Fund ICAV****	10/1/2019	3,000,000	4,664,716	4.31	Monthly
FourSixThree Overseas Fund, Ltd.	1/1/2022	5,700,000	5,657,155	5.22	Quarterly
Sachem Head Offshore Ltd.	7/1/2014	4,788,894	5,947,549	5.49	Quarterly
TIG Zebedee Focus Fund Limited	7/1/2014	7,545,181	8,272,848	7.63	Monthly

Total Multi-Discipline		29,850,618	34,718,379	32.04

Total investments in Portfolio Funds		$101,372,588	111,559,362	102.95

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

June 30, 2023

Investments in short-term investments	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Short-term investments
Money Market Fund
BlackRock Liquidity Fund, Treasury Trust Fund (Institutional Shares) (4,117,910 shares)		$4,117,910	$4,117,910	3.80%

Total investments in Portfolio Funds and short-term investments		$105,490,498	115,677,272	106.75

Remaining assets less liabilities			(7,309,494)	(6.75)

Net assets			$108,367,778	100.00%

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

June 30, 2023

Investments by Strategy (as a percentage of total investments)

Event Driven	15.23%
Global Asset Allocation	8.58
Long-Short	27.69
Relative Value	14.93
Multi-Discipline	30.01
Short-term investments	3.56

Total	100.00%

*	Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 180 days. If applicable, the lock up period is 12-24 months.

***	This Portfolio Fund is domiciled in Bermuda.

****	This Portfolio Fund is domiciled in Ireland.

*****	This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

******	The term of the Portfolio Fund is December 31, 2024 and will not allow a liquidity event prior to its termination other than a Key Man or Bad Actor Event.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $111,559,362 are excluded from the fair value hierarchy as of June 30, 2023.

As of June 30, 2023, the Fund held $4,117,910 in short-term investments in a money market fund which is categorized as Level 1. In accordance with FASB ASC Topic 820, Fair Value Measurement, Level 1 refers to identical securities traded in an active market. Such securities are traded on national exchanges and are valued at the closing sales price or, if there are no sales, at the latest bid quotations.

Federal Income Tax Information

As of June 30, 2023, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$115,856,574

Gross unrealized appreciation	$14,374,355
Gross unrealized depreciation	(18,671,567)

Net unrealized appreciation/(depreciation) on investments	$(4,297,212)

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